Average Annual Total Returns - First Trust Preferred Securities and Income Fund	A before tax 1 Year	A before tax 5 Years	A before tax Since Inception	A before tax Inception Date	A After tax on distributions 1 Year	A After tax on distributions 5 Years	A After tax on distributions Since Inception	A After tax on distributions Inception Date	A After tax on distributions and sale of fund shares 1 Year	A After tax on distributions and sale of fund shares 5 Years	A After tax on distributions and sale of fund shares Since Inception	A After tax on distributions and sale of fund shares Inception Date	C before tax 1 Year	C before tax 5 Years	C before tax Since Inception	C before tax Inception Date	F before tax 1 Year	F before tax 5 Years	F before tax Since Inception	F before tax Inception Date	I before tax 1 Year	I before tax 5 Years	I before tax Since Inception	I before tax Inception Date	R3 before tax 1 Year	R3 before tax 5 Years	R3 before tax Since Inception	R3 before tax Inception Date	ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception		ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) Inception Date		ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception		ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) Inception Date		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	1.19%	5.76%	6.11%	Feb. 25, 2011	(0.85%)	3.45%	3.81%	Feb. 25, 2011	0.60%	3.35%	3.67%	Feb. 25, 2011	4.22%	6.00%	5.86%	Feb. 25, 2011	6.17%	6.88%	6.77%	Mar. 02, 2011	5.99%	7.02%	6.97%	Jan. 11, 2011	5.70%	6.44%	6.28%	Mar. 02, 2011	6.95%	[1]	6.38%	[1]	6.79%	[1]	Jan. 11, 2011	[1]	8.81%	[1]	7.34%	[1]	7.18%	[1]	Jan. 11, 2011	[1]	7.92%	[1],[2]	6.88%	[1],[2]	7.00%	[1],[2]	Jan. 11, 2011	[1],[2]

[1]	Since Inception Index returns are based on inception date of the Fund.
[2]	The Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.